PER SHARE INFORMATION (Details) - USD ($)	3 Months Ended												12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Numerator
Net Income (Loss) attributable to common shareholders													$ (9,968,727)	$ 28,929,674	$ (96,575,271)
Denominator
Weighted-average shares of common stock outstanding - basic (in shares)													673,905,485	591,214,959	463,021,991
Net Earnings (Loss) per Share - Basic (in dollars per share)	$ 0.03	$ (0.05)	$ (0.01)	$ 0.02	$ (0.01)	$ 0.03	$ 0.04	$ (0.01)	$ (0.16)	$ (0.00)	$ (0.02)	$ 0.00	$ (0.01)	$ 0.05	$ (0.21)
Stock Option [Member]
Potentially dilutive securities excluded from the calculation of diluted loss per share for Fiscal 2016 and 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount													581,020		174,359
Convertible Preferred Mezzanine [Member]
Potentially dilutive securities excluded from the calculation of diluted loss per share for Fiscal 2016 and 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount													142,857,143		148,917,143
Warrant [Member]
Potentially dilutive securities excluded from the calculation of diluted loss per share for Fiscal 2016 and 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount													22,926,029		15,782,718